Significant accounting policies (Details)	12 Months Ended
Aug. 31, 2022
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life of leases	2 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Estimated useful life of leases	6 years